COMMITMENTS AND CONTINGENT LIABILITIES - ESTIMATED FUTURE ANNUAL PAYMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	¥ 1,309	¥ 1,400
Within one year
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	302	380
Between one and two years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	69	79
Between two and three years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	34	33
Between three and four years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	30	28
Between four and five years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	29	28
Later than five years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	¥ 845	¥ 852